Property, plant and equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation charge from continuing operations for the year		$ 988,207
Office Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	2 years
Office Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Production Masks
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Production Tools
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	1 year